U.S. SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM 24F-2
                        Annual Notice of Securities Sold
                             Pursuant to Rule 24f-2

1.    The name and address of issuer:

      MONY America Variable Account L

2. The name of each series or class of funds for which this notice is filed:

      AIM Variable Insurance Funds, Dreyfus Investment Portfolios, The Dreyfus Socially Responsible Growth Fund, Inc., Dreyfus Stock Index Fund, Inc., Dreyfus Variable Investment Fund, EQ Advisors Trust, Franklin Templeton Variable Insurance Products Trust, T. Rowe Price Fixed Income Series, Inc., MFS Variable Insurance Trust, T. Rowe Price Equity Series, Inc., Oppenheimer Variable Account Funds, Van Eck Worldwide Insurance Trust,
      T. Rowe Price International Series, Inc., Janus Aspen Series, Fidelity Variable Insurance Products, The Universal Institutional Funds, Inc., The Alger American Fund, Lord Abbett Series Fund, PBHG Insurance Series Fund, PIMCO Variable Insurance Trust

3.    Investment Company Act File Number: 811-04234

      Securities Act File Number:
      33-82570
      2-95990
      333-06071
      333-56969
      333-64417
      333-72596
      333-72578
      333-102233
      333-104162

4(a). Last day of fiscal year for which this notice is filed:      12/31/04

4(b). Check box if this notice is being filed late (i.e., more than 90 calendar redeemed days after the end of the
      issuer's fiscal year). (See Instructions A.2)                |_|

4(c). Check box if this is the last time the issuer will be
      filing this Form.                                            |_|

5.    Calculation of registration fee:

(i)   Aggregate sale price of securities sold during the fiscal
      year pursuant to section 24(f):                              $ 280,544,715

(ii)  Aggregate price of securities redeemed or repurchased during
      the fiscal year:                                             $ 226,465,222

(iii) Aggregate price of securities redeemed or repurchased during any prior fiscal year ending on earlier than October 11,1995 that were not previously used to reduce registration fees
      payable to the Commission:                                   $ 0

(iv)  Total available redemption credits [add Items5(ii)
      and 5(iii)]:                                                 $ 226,465,222

(v)   Net sales-if Item 5(i) is greater than Item 5(iv)
      [subtract Item 5(iv) from Item 5(i)]:                        $  54,079,493

(vi)  Redemption credits available for use in future years         $ 0
      - if Item (i) is less than Item 5(iv) [subtract item 5(iv) from Item 5(i)]:

(vii) Multiplier for determining fee (See Instruction C.9):        x.0001170

(viii)Registration fee due [multiply Item 5(v) by Item 5 (vii)]
      enter "0" if no fee is due):                                 =$ 6,365.16

6.    Prepaid Shares

      If the response to Item 5(i) was determined by deducting
      an amount of securities that were registered under the
      Securities Act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1997, then report the amount of
      securities (number of shares or other units)deducted here:   _______ .

      If there is a number of shares or other units that were
      registered pursuant to rule 24e-2 remaining unsold at the
      end of the fiscal year for which this form is filed that
      are available for use by the issuer in future fiscal years,
      then state that number here:                                 _______.


7.    Interest due-if this Form is being filed more than 90 days after the end of the issuer's fiscal year (see
      Instruction D):                                              +$ 0

8.    Total of the amount of the registration fee due plus
      any interest due [line 5(viii) plus line7]:                  =$ 6,365.16

9.    Date the registration fee and any interest payment
      was sent to the Commission's lockbox depository:             3/30/2005

         Method of Delivery:
                   _X_ Wire Transfer
                   ___ Mail or other means

                                   SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

By (Signature and Title)*

   /s/ Rosemarie Albrizio
----------------------------------
   Vice President and Controller

Date:  3/30/2005